WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 27.9%
Argentina - 0.4%
Argentine Bonos del Tesoro, Bonds	18.200%	10/3/21	183,730,000	ARS	$1,140,876	(a)
Argentine Republic Government International Bond, Senior Notes	6.875%	4/22/21	1,190,000		492,214	*(b)
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	14,490,000		5,883,158	*(b)
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	2,210,000		855,712	*(b)
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	790,000		289,195	*(b)
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	2,650,000		973,875	(c)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,850,000		703,000	(c)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	2,280,000		837,900	(c)

Total Argentina					11,175,930

Brazil - 2.9%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	67,555,000	BRL	13,204,188
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	213,849,000	BRL	45,482,285
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	12,258,000	BRL	2,697,817
Brazilian Government International Bond, Senior Notes	4.625%	1/13/28	5,560,000		5,852,929
Brazilian Government International Bond, Senior Notes	5.625%	1/7/41	3,180,000		3,255,525
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	9,080,000		8,655,919

Total Brazil					79,148,663

See Notes to Schedule of Investments.

Western Asset SMASh Series EC Fund 2020 Quarterly Report	1

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
China - 4.4%
China Government Bond, Senior Notes	3.390%	5/21/25	140,000,000	CNH	$20,660,810	(d)
China Government Bond, Senior Notes	3.290%	5/23/29	671,000,000	CNY	97,807,997

Total China					118,468,807

Colombia - 0.0%
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	500,000		606,398

Egypt - 0.0%
Egypt Government International Bond, Senior Notes	5.577%	2/21/23	1,190,000		1,199,067	(c)

Indonesia - 1.7%
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	1,000,000		1,035,168	(d)
Indonesia Treasury Bond	7.000%	5/15/27	544,513,000,000	IDR	36,984,769
Indonesia Treasury Bond, Senior Notes	7.500%	6/15/35	100,987,000,000	IDR	6,739,379

Total Indonesia					44,759,316

Italy - 5.8%
Italy Buoni Poliennali Del Tesoro, Senior Notes	2.300%	10/15/21	138,160,000	EUR	157,653,040	(d)

Kenya - 0.2%
Kenya Government International Bond, Senior Notes	6.875%	6/24/24	4,260,000		4,114,265	(d)
Kenya Government International Bond, Senior Notes	7.250%	2/28/28	910,000		866,930	(c)

Total Kenya					4,981,195

Mexico - 8.1%
Mexican Bonos, Bonds	10.000%	12/5/24	352,420,000	MXN	18,799,389
Mexican Bonos, Bonds	8.000%	11/7/47	3,200,030,000	MXN	159,381,683
Mexican Bonos, Senior Notes	8.500%	5/31/29	329,390,000	MXN	17,228,191
Mexican Bonos, Senior Notes	7.750%	11/13/42	327,861,500	MXN	15,853,330

See Notes to Schedule of Investments.

2	Western Asset SMASh Series EC Fund 2020 Quarterly Report

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Mexico - (continued)
Mexico Government International Bond, Senior Notes	3.600%	1/30/25	3,310,000		$3,470,369
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	3,380,000		3,543,271

Total Mexico					218,276,233

Nigeria - 0.2%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	4,970,000		4,379,812	(c)

Peru - 0.2%
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	510,000		772,933
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	2,520,000		3,928,163

Total Peru					4,701,096

Russia - 4.0%
Russian Federal Bond - OFZ	7.000%	1/25/23	746,890,000	RUB	11,217,286
Russian Federal Bond - OFZ	7.000%	8/16/23	992,840,000	RUB	15,056,785
Russian Federal Bond - OFZ	7.750%	9/16/26	659,350,000	RUB	10,727,976
Russian Federal Bond - OFZ	8.150%	2/3/27	613,510,000	RUB	10,217,492
Russian Federal Bond - OFZ	7.050%	1/19/28	1,249,561,000	RUB	19,809,208
Russian Federal Bond - OFZ	6.900%	5/23/29	997,790,000	RUB	15,672,434
Russian Federal Bond - OFZ	7.650%	4/10/30	1,497,220,000	RUB	24,754,229
Russian Federal Bond - OFZ	7.250%	5/10/34	93,150,000	RUB	1,516,534

Total Russia					108,971,944

TOTAL SOVEREIGN BONDS (Cost - $840,909,368)					754,321,501

SENIOR LOANS - 21.7%
COMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 0.8%
Level 3 Financing Inc., 2027 Term Loan B (1 mo. USD LIBOR + 1.750%)	1.924%	3/1/27	7,494,750		7,307,381	(e)(f)(g)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	2.684%	1/31/28	15,366,685		14,907,821	(e)(f)(g)(h)

Total Diversified Telecommunication Services					22,215,202

See Notes to Schedule of Investments.

Western Asset SMASh Series EC Fund 2020 Quarterly Report	3

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Entertainment - 0.5%
CEOC LLC, Term Loan B (1 mo. USD LIBOR + 2.000%)	2.174%	10/7/24	13,651,730	$13,330,341	(e)(f)(g)

Media - 2.1%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	1.930%	4/30/25	77,135	75,910	(e)(f)(g)
Charter Communications Operating LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.930%	2/1/27	9,912,456	9,713,077	(e)(f)(g)(h)
Diamond Sports Group LLC, Term Loan (1 mo. USD LIBOR + 3.250%)	3.420%	8/24/26	200,809	174,369	(e)(f)(g)(i)
Entercom Media Corp., Term Loan B2 (1 mo. USD LIBOR + 2.500%)	2.670%	11/18/24	3,088,676	2,872,469	(e)(f)(g)(i)
iHeartCommunications Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	3.174%	5/1/26	7,334,280	6,885,055	(e)(f)(g)(h)
Nexstar Broadcasting Inc., Term Loan B4 (1 mo. USD LIBOR + 2.750%)	3.120%	9/18/26	14,498,533	14,030,956	(e)(f)(g)
Numericable U.S. LLC, USD Term Loan B12 (1 mo. USD LIBOR + 3.688%)	3.871%	1/31/26	2,386,533	2,281,126	(e)(f)(g)
Terrier Media Buyer Inc., Term Loan (3 mo. USD LIBOR + 4.250%)	5.700%	12/17/26	10,352,775	10,003,369	(e)(f)(g)
Univision Communications Inc., 2017 Replacement Term Loan (1 mo. USD LIBOR + 2.750%)	3.750%	3/15/24	11,999,125	11,303,176	(e)(f)(g)
Ziggo Financing Partnership, Term Loan I (1 mo. USD LIBOR + 2.500%)	2.684%	4/30/28	638,000	612,569	(e)(f)(g)

Total Media				57,952,076

Wireless Telecommunication Services - 0.7%
T-Mobile USA Inc., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.174%	4/1/27	17,450,000	17,473,627	(e)(f)(g)(h)

TOTAL COMMUNICATION SERVICES				110,971,246

See Notes to Schedule of Investments.

4	Western Asset SMASh Series EC Fund 2020 Quarterly Report

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER DISCRETIONARY - 3.3%
Auto Components - 0.3%
Panther BF Aggregator 2 LP, First Lien Initial Dollar Term Loan (1 mo. USD LIBOR + 3.500%)	3.674%	4/30/26	8,830,650	$8,414,877	(e)(f)(g)(h)

Commercial Services & Supplies - 0.0%
Atlantic Aviation FBO Inc., Term Loan (1 mo. USD LIBOR + 3.750%)	3.930%	12/6/25	1,302,602	1,232,587	(e)(f)(g)

Diversified Consumer Services - 0.4%
Prime Security Services Borrower LLC, 2019 Refinancing Term Loan B1 (1 mo. USD LIBOR + 3.250%)	4.250%	9/23/26	12,116,228	11,831,496	(e)(f)(g)

Hotels, Restaurants & Leisure - 2.4%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.924%	11/19/26	12,219,025	11,760,812	(e)(f)(g)
8th Avenue Food & Provisions Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.500%)	3.684%	10/1/25	1,000,000	980,750	(e)(f)(g)(h)
Alterra Mountain Co., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.924%	7/31/24	5,262,702	4,984,768	(e)(f)(g)
Aramark Services Inc., Term Loan B3 (1 mo. USD LIBOR + 1.750%)	1.924%	3/11/25	7,973,400	7,644,498	(e)(f)(g)
Aramark Services Inc., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.924%	1/15/27	285,000	272,650	(e)(f)(g)
Boyd Gaming Corp., Refinancing Term Loan B (1 week USD LIBOR + 2.250%)	2.345%	9/15/23	19,469	18,710	(e)(f)(g)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	2.924%	12/23/24	4,764,463	4,356,082	(e)(f)(g)
Equinox Holdings Inc., First Lien Incremental Term Loan B1 (1 mo. USD LIBOR + 3.000%)	4.072%	3/8/24	5,386,189	4,085,425	(e)(f)(g)

See Notes to Schedule of Investments.

Western Asset SMASh Series EC Fund 2020 Quarterly Report	5

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Four Seasons Hotels Ltd., Restated Term Loan (1 mo. USD LIBOR + 2.000%)	2.174%	11/30/23	4,453,074	$4,256,662	(e)(f)(g)
Golden Nugget Inc., First Initial Term Loan	3.250-3.695%	10/4/23	6,114,340	5,296,547	(e)(f)(g)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.918%	6/22/26	6,007,300	5,743,795	(e)(f)(g)
PCI Gaming Authority, Term Loan Facility B (1 mo. USD LIBOR + 2.500%)	2.674%	5/29/26	4,268,388	4,061,192	(e)(f)(g)
Scientific Games International Inc., Initial Term Loan B5	2.924-3.612%	8/14/24	7,675,470	6,914,316	(e)(f)(g)
Station Casinos LLC, Term Loan Facility B1 (1 mo. USD LIBOR + 2.250%)	2.500%	2/8/27	3,944,106	3,727,180	(e)(f)(g)

Total Hotels, Restaurants & Leisure				64,103,387

Specialty Retail - 0.2%
Academy Ltd., Initial Term Loan (1 mo. USD LIBOR + 4.000%)	5.000%	7/1/22	2,130,765	1,588,751	(e)(f)(g)
Michaels Stores Inc., 2018 New Replacement Term Loan B (1 mo. USD LIBOR + 2.500%)	3.500-3.568%	1/30/23	1,946,075	1,699,897	(e)(f)(g)
Party City Holdings Inc., 2018 Replacement Term Loan (1 mo. USD LIBOR + 2.500%)	3.250-4.100%	8/19/22	2,622,062	1,316,768	(e)(f)(g)

Total Specialty Retail				4,605,416

TOTAL CONSUMER DISCRETIONARY				90,187,763

CONSUMER STAPLES - 0.7%
Food & Staples Retailing - 0.7%
Froneri U.S. Inc., Term Loan Facility B2	—	1/31/27	2,000,000	1,917,500	(h)
US Foods Inc., 2019 Incremental Term Loan B	—	9/13/26	7,500,000	7,115,625	(h)
US Foods Inc., Repriced Term Loan (1 mo. USD LIBOR + 1.750%)	1.924%	6/27/23	10,000,000	9,467,190	(e)(f)(g)

TOTAL CONSUMER STAPLES				18,500,315

See Notes to Schedule of Investments.

6	Western Asset SMASh Series EC Fund 2020 Quarterly Report

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 3.7%
Capital Markets - 0.4%
Edelman Financial Center LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.168%	7/21/25	3,683,375	$3,532,972	(e)(f)(g)
First Eagle Holdings Inc., 2018 Refinancing Term Loan B (3 mo. USD LIBOR + 2.500%)	3.950%	2/1/27	2,747,993	2,600,288	(e)(f)(g)
Focus Financial Partners LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	2.174%	7/3/24	4,669,494	4,529,409	(e)(f)(g)

Total Capital Markets				10,662,669

Diversified Financial Services - 2.7%
Citadel Securities LP, Term Loan Facility B (1 mo. USD LIBOR + 2.750%)	2.924%	2/27/26	7,097,560	6,991,097	(e)(f)(g)(h)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (1 mo. USD LIBOR + 3.750%)	4.750%	4/9/27	10,990,000	10,820,567	(e)(f)(g)
Jane Street Group LLC, Dollar Term Loan (1 mo. USD LIBOR + 3.000%)	3.174%	1/31/25	5,646,800	5,526,805	(e)(f)(g)
RPI 2019 Intermediate Finance Trust, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	1.924%	2/5/27	8,948,975	8,786,775	(e)(f)(g)
Stars Group Holdings BV, USD Term Loan (3 mo. USD LIBOR + 3.500%)	4.950%	7/10/25	10,352,243	10,248,720	(e)(f)(g)
TKC Holdings Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 3.750%)	4.750%	2/1/23	2,642,439	2,483,893	(e)(f)(g)(i)
Trans Union LLC, Term Loan B5 (1 mo. USD LIBOR + 1.750%)	1.924%	11/16/26	14,241,067	13,717,708	(e)(f)(g)
UFC Holdings LLC, Term Loan B (6 mo. USD LIBOR + 3.250%)	4.250%	4/29/26	12,124,359	11,669,696	(e)(f)(g)
VFH Parent LLC, Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.222%	3/1/26	3,658,010	3,598,567	(e)(f)(g)(h)

Total Diversified Financial Services				73,843,828

See Notes to Schedule of Investments.

Western Asset SMASh Series EC Fund 2020 Quarterly Report	7

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - 0.6%
Asurion LLC, Fourteenth Amendment Replacement Term Loan B4 (1 mo. USD LIBOR + 3.000%)	3.174%	8/4/22	6,298,742	$6,199,014	(e)(f)(g)
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	3.174%	11/3/24	4,686,247	4,569,091	(e)(f)(g)
Asurion LLC, Replacement Term Loan B6 (1 mo. USD LIBOR + 3.000%)	3.174%	11/3/23	4,140,000	4,033,482	(e)(f)(g)

Total Insurance				14,801,587

TOTAL FINANCIALS				99,308,084

HEALTH CARE - 4.4%
Health Care Providers & Services - 3.3%
Air Medical Group Holdings Inc., 2018 Term Loan (6 mo. USD LIBOR + 3.250%)	4.250%	4/28/22	1,789,069	1,739,124	(e)(f)(g)
Elanco Animal Health Inc., Term Loan B	—	2/4/27	3,610,000	3,499,895	(h)
EyeCare Partners LLC, First Lien Initial Delayed Draw Term Loan	—	2/18/27	511,756	467,404	(h)
EyeCare Partners LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 3.750%)	4.822%	2/18/27	2,146,404	1,960,381	(e)(f)(g)(h)
Grifols Worldwide Operations USA Inc., Term Loan B (1 week USD LIBOR + 2.000%)	2.095%	11/15/27	13,535,000	13,247,381	(e)(f)(g)(h)
HCA Inc., Term Loan B12 (1 mo. USD LIBOR + 1.750%)	1.924%	3/13/25	1,230,511	1,211,361	(e)(f)(g)
Jaguar Holding Co. II, 2018 Term Loan (1 mo. USD LIBOR + 2.500%)	3.500%	8/18/22	15,455,685	15,415,840	(e)(f)(g)(h)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	3.924%	11/17/25	14,161,310	13,608,481	(e)(f)(g)
MPH Acquisition Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 2.750%)	4.200%	6/7/23	9,907,117	9,545,507	(e)(f)(g)
Option Care Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	4.674%	8/6/26	7,913,387	7,675,985	(e)(f)(g)(h)

See Notes to Schedule of Investments.

8	Western Asset SMASh Series EC Fund 2020 Quarterly Report

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. USD LIBOR + 3.250%)	3.434%	3/5/26	7,954,169	$7,785,142	(e)(f)(g)(h)
Sotera Health Holdings LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 4.500%)	5.500%	12/11/26	12,454,000	12,150,434	(e)(f)(g)

Total Health Care Providers & Services				88,306,935

Health Care Technology - 0.8%
AthenaHealth Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.500%)	5.284%	2/11/26	11,953,944	11,565,440	(e)(f)(g)(i)
Change Healthcare Holdings LLC, Closing Date Term Loan (3 mo. USD LIBOR + 2.500%)	3.500%	3/1/24	12,060,856	11,780,876	(e)(f)(g)

Total Health Care Technology				23,346,316

Pharmaceuticals - 0.3%
Bausch Health Cos. Inc., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.171%	6/2/25	8,140,925	8,006,600	(e)(f)(g)(h)

TOTAL HEALTH CARE				119,659,851

INDUSTRIALS - 3.1%
Airlines - 0.5%
Delta Air Lines Inc., Initial Term Loan	—	4/27/23	13,840,000	13,682,570	(h)

Commercial Services & Supplies - 2.0%
Allied Universal Holdco LLC, Initial Term Loan (1 mo. USD LIBOR + 4.250%)	4.424%	7/10/26	12,843,597	12,412,797	(e)(f)(g)
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.674%	10/1/26	15,407,925	14,830,128	(e)(f)(g)
Garda World Security Corp., First Lien Term Loan B (1 mo. USD LIBOR + 4.750%)	4.930%	10/23/26	3,964,367	3,886,733	(e)(f)(g)

See Notes to Schedule of Investments.

Western Asset SMASh Series EC Fund 2020 Quarterly Report	9

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - (continued)
GFL Environmental Inc., 2018 Incremental Term Loan (3 mo. USD LIBOR + 3.000%)	4.000%	5/30/25	10,230,000	$10,118,564	(e)(f)(g)(h)
Verscend Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.500%)	4.674%	8/27/25	13,467,341	13,038,070	(e)(f)(g)(h)

Total Commercial Services & Supplies				54,286,292

Road & Rail - 0.5%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. USD LIBOR + 2.000%)	3.450%	12/30/26	12,890,000	12,685,913	(e)(f)(g)

Trading Companies & Distributors - 0.1%
BrightView Landscapes LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.688%	8/15/25	3,144,000	3,092,910	(e)(f)(g)

TOTAL INDUSTRIALS				83,747,685

INFORMATION TECHNOLOGY - 1.6%
Communications Equipment - 0.1%
CommScope Inc., Initial Term Loan (1 mo. USD LIBOR + 3.250%)	3.424%	4/4/26	3,790,000	3,659,245	(e)(f)(g)

IT Services - 0.5%
McAfee LLC, USD Term Loan B (1 mo. USD LIBOR + 3.750%)	3.924%	9/30/24	12,456,286	12,244,530	(e)(f)(g)(h)

Software - 0.9%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.174%	10/16/26	15,450,000	14,986,500	(e)(f)(g)
Dell International LLC, Refinancing Term Loan B1 (1 mo. USD LIBOR + 2.000%)	2.750%	9/19/25	9,596,992	9,445,043	(e)(f)(g)(h)

Total Software				24,431,543

Technology Hardware, Storage & Peripherals - 0.1%
Western Digital Corp., New Term Loan B4 (3 mo. USD LIBOR + 1.750%)	1.924%	4/29/23	2,919,490	2,877,522	(e)(f)(g)

TOTAL INFORMATION TECHNOLOGY				43,212,840

See Notes to Schedule of Investments.

10	Western Asset SMASh Series EC Fund 2020 Quarterly Report

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MATERIALS - 0.5%
Containers & Packaging - 0.5%
Berry Global Inc., Term Loan W (1 mo. USD LIBOR + 2.000%)	2.222%	10/1/22	4,451,998	$4,409,704	(e)(f)(g)
Reynolds Consumer Products LLC, Initial Term Loan (1 mo. USD LIBOR + 1.750%)	1.924%	2/4/27	4,945,017	4,860,542	(e)(f)(g)
Reynolds Group Holdings Inc., Incremental U.S. Term Loan (1 mo. USD LIBOR + 2.750%)	2.924%	2/6/23	4,459,154	4,330,953	(e)(f)(g)

TOTAL MATERIALS				13,601,199

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.1%
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 1.750%)	1.923%	12/20/24	3,545,370	3,396,171	(e)(f)(g)(h)

Real Estate Management & Development - 0.2%
CityCenter Holdings LLC, Refinancing Term Loan (1 mo. USD LIBOR + 2.250%)	3.000%	4/18/24	4,510,786	4,244,649	(e)(f)(g)

TOTAL REAL ESTATE				7,640,820

TOTAL SENIOR LOANS (Cost - $604,036,234)				586,829,803

COLLATERALIZED MORTGAGE OBLIGATIONS(J) - 16.8%
Alternative Loan Trust, 2007- OA8 1A1 (1 mo. USD LIBOR + 0.180%)	0.348%	6/25/47	4,764,355	3,827,334	(g)
BAMLL Re-REMIC Trust, 2016- GG10 AJA	5.821%	8/10/45	18,382,644	8,161,821	(c)(g)
Banc of America Funding Corp., 2015-R3 1A2	0.944%	3/27/36	30,320,704	25,197,506	(c)(g)
Banc of America Funding Trust, 2014-R2 2A2 (1 mo. USD LIBOR + 0.210%)	0.384%	5/26/37	10,620,859	8,872,114	(c)(g)
Banc of America Funding Trust, 2015-R2 9A2	0.820%	3/27/36	17,188,425	14,193,814	(c)(g)
Barclays Commercial Mortgage Trust, 2019-C5 A4	3.063%	11/15/52	25,110,000	27,372,419
BCAP LLC Trust, 2013-RR3 4A2 (1 mo. USD LIBOR + 0.160%)	0.647%	11/26/36	11,250,640	10,600,645	(c)(g)
BCAP LLC Trust, 2014-RR5 1A2 (1 mo. USD LIBOR + 0.225%)	0.937%	1/26/36	26,650,000	23,450,790	(c)(g)
Citigroup Commercial Mortgage Trust, 2019-C7-A4	3.102%	12/15/72	15,000,000	16,533,711
Commercial Mortgage Trust, 2014-CR20 B	4.239%	11/10/47	720,000	726,162	(g)

See Notes to Schedule of Investments.

Western Asset SMASh Series EC Fund 2020 Quarterly Report	11

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Credit Suisse Commercial Mortgage Trust, 2006-C3 AJ	6.419%	6/15/38	22,745	$11,790	(g)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	1,787,474	823,289
CSMC Trust, 2014-11R 15A2	3.712%	1/27/36	4,238,676	3,718,556	(c)(g)
CSMC Trust, 2017-CHOP G (1 mo. USD LIBOR + 5.350%)	5.534%	7/15/32	16,100,000	9,821,716	(c)(g)
CSMC Trust, 2014-USA E	4.373%	9/15/37	530,000	397,039	(c)
CSMC Trust, 2014-USA F	4.373%	9/15/37	1,100,000	771,778	(c)
Deutsche Mortgage Securities Inc., 2006-PR1 5AS2, IO	9.310%	4/15/36	3,670,921	1,176,618	(c)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-HRP1 B1 (1 mo. USD LIBOR + 4.600%)	4.768%	12/25/42	2,610,000	1,961,252	(g)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B1 (1 mo. USD LIBOR + 3.750%)	3.918%	4/25/43	25,400,000	18,521,650	(c)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B2 (1 mo. USD LIBOR + 11.750%)	11.918%	4/25/43	17,664,071	9,192,061	(c)(g)
Federal National Mortgage Association (FNMA) - CAS, 2015-C03 2M2 (1 mo. USD LIBOR + 5.000%)	5.168%	7/25/25	410,806	418,553	(c)(g)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1M2 (1 mo. USD LIBOR + 4.250%)	4.418%	1/25/29	12,433,239	12,923,591	(c)(g)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03 1B1 (1 mo. USD LIBOR + 4.850%)	5.018%	10/25/29	16,410,000	14,603,364	(c)(g)
GE Capital Commercial Mortgage Corp., 2007-C1 AJ	5.677%	12/10/49	1,941,219	329,138	(g)

See Notes to Schedule of Investments.

12	Western Asset SMASh Series EC Fund 2020 Quarterly Report

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	45,177	$38,163	(g)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.509%	5/16/55	9,042,177	256,282	(g)
GS Mortgage Securities Corp., 2014-2R 3B (1 mo. USD LIBOR + 0.610%)	1.097%	11/26/37	15,882,574	13,460,704	(c)(g)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. USD LIBOR + 0.270%)	0.438%	11/25/36	20,212,146	7,865,947	(g)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 C	4.446%	11/15/47	3,940,000	3,563,007	(g)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AMS	5.337%	5/15/47	4,820,110	3,615,082
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	5.814%	2/12/49	1,413,850	560,240	(g)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.493%	2/15/51	18,023	17,108	(g)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN FFX	4.625%	1/16/37	49,120,000	45,629,641	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFX	4.688%	1/16/37	38,360,000	34,017,590	(c)(g)
Lone Star Portfolio Trust, 2015- LSMZ M (1 mo. USD LIBOR + 7.218%)	7.401%	9/15/20	1,485,256	1,485,627	(c)(g)
Lone Star Portfolio Trust, 2015- LSP F (1 mo. USD LIBOR + 7.150%)	7.334%	9/15/28	6,382,105	5,759,325	(c)(g)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	1,194,379	709,036	(g)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	521,960	309,858	(c)(g)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	5.991%	9/12/49	338,932	129,866	(g)
Morgan Stanley Capital I Trust, 2006-IQ12 AJ	5.399%	12/15/43	113,253	76,892

See Notes to Schedule of Investments.

Western Asset SMASh Series EC Fund 2020 Quarterly Report	13

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	59,108	$59,088
MRCD Mortgage Trust, 2019- PARK A	2.718%	12/15/36	7,980,000	7,959,048	(c)
Natixis Commercial Mortgage Securities Trust, 2019-TRUE A (1 mo. USD LIBOR + 2.011%)	2.193%	4/18/24	25,140,000	24,696,757	(c)(g)
PMT Credit Risk Transfer Trust, 2019-2R A (1 mo. USD LIBOR + 2.750%)	2.920%	5/27/23	37,267,301	36,188,021	(c)(g)
PMT Credit Risk Transfer Trust, 2019-3R A (1 mo. USD LIBOR + 2.700%)	2.870%	10/27/22	19,177,700	18,923,841	(c)(g)
Prime Mortgage Trust, 2006- DR1 2A1	5.500%	5/25/35	1,379,129	1,124,234	(c)
RBSSP Resecuritization Trust, 2013-4 1A2 (1 mo. USD LIBOR + 1.500%)	1.987%	12/26/37	21,590,625	19,693,953	(c)(g)
Residential Accredit Loans Inc., 2007-QS7 1A7 (1 mo. USD LIBOR + 0.550%)	0.718%	5/25/37	7,751,813	5,459,026	(g)
TBW Mortgage-Backed Pass- Through Certificates, 2006-3 4A3, IO (-1.000 x 1 mo. USD LIBOR + 7.100%)	6.932%	7/25/36	19,165,593	4,314,861	(g)
Wells Fargo Commercial Mortgage Trust, 2014-LC16 A5	3.817%	8/15/50	980,000	1,041,767
WFRBS Commercial Mortgage Trust, 2014-C24 AS	3.931%	11/15/47	1,270,000	1,224,414
WF-RBS Commercial Mortgage Trust, 2014-C24 C	4.290%	11/15/47	1,630,000	1,391,312	(g)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $494,473,503)				453,177,401

CORPORATE BONDS & NOTES - 15.0%
COMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.4%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	7,270,000	7,668,505	(c)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	3,040,000	3,193,353	(c)

Total Diversified Telecommunication Services				10,861,858

See Notes to Schedule of Investments.

14	Western Asset SMASh Series EC Fund 2020 Quarterly Report

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	Rate	MATURITY DATE	FACE AMOUNT†	VALUE
Entertainment - 0.2%
Netflix Inc., Senior Notes	5.375%	2/1/21	1,020,000	$1,044,541
Netflix Inc., Senior Notes	5.875%	2/15/25	2,845,000	3,194,409

Total Entertainment				4,238,950

Media - 0.8%
CCO Holdings LLC/CCO
Holdings Capital Corp., Senior Notes	5.125%	5/1/27	3,470,000	3,651,603	(c)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	3,100,000	3,254,024	(c)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	1,400,000	1,455,783	(c)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	6,150,000	6,366,203	(c)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	640,000	681,590
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	100,000	114,415
DISH DBS Corp., Senior Notes	5.875%	11/15/24	4,660,000	4,612,911
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	880,000	919,956	(c)

Total Media				21,056,485

Wireless Telecommunication Services - 0.4%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	1,500,000	2,071,644
CSC Holdings LLC, Secured Notes	5.375%	7/15/23	400,000	406,930	(c)
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	200,000	209,693	(c)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	650,000	804,255
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	3,980,000	5,749,170

See Notes to Schedule of Investments.

Western Asset SMASh Series EC Fund 2020 Quarterly Report	15

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	Value
Wireless Telecommunication Services - (continued)
Sprint Corp., Senior Notes	7.875%	9/15/23	180,000	$204,769
Sprint Corp., Senior Notes	7.625%	2/15/25	1,973,000	2,309,248
T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	200,000	202,591
T-Mobile USA Inc., Senior Notes	6.000%	4/15/24	130,000	132,585

Total Wireless Telecommunication Services				12,090,885

TOTAL COMMUNICATION SERVICES				48,248,178

CONSUMER DISCRETIONARY - 1.6%
Automobiles - 0.3%
Ford Motor Co., Senior Notes	9.000%	4/22/25	1,560,000	1,636,050
Ford Motor Credit Co. LLC, Senior Notes	3.336%	3/18/21	1,000,000	986,950
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	5,250,000	5,279,531

Total Automobiles				7,902,531

Diversified Consumer Services - 0.2%
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	2,900,000	2,993,786	(c)
Service Corp. International, Senior Notes	7.500%	4/1/27	1,370,000	1,525,577

Total Diversified Consumer Services				4,519,363

Hotels, Restaurants & Leisure - 0.5%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	970,000	983,767	(c)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	310,000	310,718
Hilton Domestic Operating Co. Inc., Senior Notes	5.375%	5/1/25	4,240,000	4,357,448	(c)
Hilton Domestic Operating Co. Inc., Senior Notes	5.125%	5/1/26	1,100,000	1,107,084
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	5/1/28	1,800,000	1,867,500	(c)
Hilton Worldwide Finance LLC/ Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	230,000	229,113

See Notes to Schedule of Investments.

16	Western Asset SMASh Series EC Fund 2020 Quarterly Report

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Hilton Worldwide Finance LLC/ Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	2,630,000	$2,616,363
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	3,540,000	2,912,305	(c)

Total Hotels, Restaurants & Leisure				14,384,298

Household Durables - 0.3%
Lennar Corp., Senior Notes	4.500%	4/30/24	1,510,000	1,581,884
Lennar Corp., Senior Notes	4.750%	5/30/25	160,000	171,217
Lennar Corp., Senior Notes	5.250%	6/1/26	606,000	653,607
Lennar Corp., Senior Notes	5.000%	6/15/27	340,000	367,560
Lennar Corp., Senior Notes	4.750%	11/29/27	2,200,000	2,403,093
Toll Brothers Finance Corp., Senior Notes	4.375%	4/15/23	1,850,000	1,898,368

Total Household Durables				7,075,729

Textiles, Apparel & Luxury Goods - 0.3%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	450,000	459,047	(c)
Hanesbrands Inc., Senior Notes	5.375%	5/15/25	3,760,000	3,863,400	(c)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	1,840,000	1,867,260	(c)
Levi Strauss & Co., Senior Notes	5.000%	5/1/25	3,460,000	3,541,812	(c)

Total Textiles, Apparel & Luxury Goods				9,731,519

TOTAL CONSUMER DISCRETIONARY				43,613,440

CONSUMER STAPLES - 1.3%
Beverages - 0.3%
Constellation Brands Inc., Senior Notes	3.750%	5/1/21	4,160,000	4,274,537
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	300,000	328,149
Constellation Brands Inc., Senior Notes	4.750%	11/15/24	1,560,000	1,798,917
Cott Holdings Inc., Senior Notes	5.500%	4/1/25	1,980,000	2,002,067	(c)

Total Beverages				8,403,670

Food Products - 1.0%
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	3,176,000	3,253,336	(c)
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	908,000	953,460

See Notes to Schedule of Investments.

Western Asset SMASh Series EC Fund 2020 Quarterly Report	17

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food Products - (continued)
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	1,360,000	$1,447,426	(c)
Kraft Heinz Foods Co., Senior Notes	6.750%	3/15/32	432,000	535,593
Kraft Heinz Foods Co., Senior Notes	6.875%	1/26/39	1,130,000	1,382,167
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	330,000	406,073	(c)
Kraft Heinz Foods Co., Senior Notes	4.625%	10/1/39	330,000	321,358	(c)
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	1,810,000	1,867,134
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	4,250,000	4,377,181
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	2,160,000	2,045,844
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	4,010,000	3,998,452	(c)
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	3,440,000	3,606,313	(c)
Lamb Weston Holdings Inc., Senior Notes	4.625%	11/1/24	580,000	606,225	(c)
Lamb Weston Holdings Inc., Senior Notes	4.875%	5/15/28	1,170,000	1,228,149	(c)

Total Food Products				26,028,711

TOTAL CONSUMER STAPLES				34,432,381

ENERGY - 3.3%
Oil, Gas & Consumable Fuels - 3.3%
Blue Racer Midstream LLC/ Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	2,070,000	2,024,822	(c)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	1,650,000	1,397,880
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	1,700,000	1,741,710
Energy Transfer Partners LP/ Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	30,000	31,618
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	500,000	560,475	(c)

See Notes to Schedule of Investments.

18	Western Asset SMASh Series EC Fund 2020 Quarterly Report

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	2,850,000	$3,448,500	(c)
Kinder Morgan Inc., Senior Notes	5.000%	2/15/21	10,000	10,177	(c)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	300,000	404,576
MPLX LP, Senior Notes	4.875%	12/1/24	1,780,000	1,888,155
MPLX LP, Senior Notes	4.875%	6/1/25	1,710,000	1,821,682
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	53,230,000	53,535,274
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	1,650,000	1,516,449
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	1,000,000	805,195
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	330,000	234,562
QEP Resources Inc., Senior Notes	6.875%	3/1/21	150,000	105,544
Range Resources Corp., Senior Notes	5.875%	7/1/22	211,000	200,664
Range Resources Corp., Senior Notes	5.000%	3/15/23	3,140,000	2,850,194
Range Resources Corp., Senior Notes	4.875%	5/15/25	1,680,000	1,410,150
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	1,300,000	1,439,364
Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	1,320,000	1,293,989
Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	700,000	712,138
Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	840,000	836,695
Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	1,630,000	1,706,276
Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	830,000	888,868

See Notes to Schedule of Investments.

Western Asset SMASh Series EC Fund 2020 Quarterly Report	19

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	230,000	$249,980
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	152,000	185,882
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	5,800,000	6,781,094
WPX Energy Inc., Senior Notes	6.000%	1/15/22	60,000	60,361
WPX Energy Inc., Senior Notes	8.250%	8/1/23	320,000	342,766
WPX Energy Inc., Senior Notes	5.250%	10/15/27	260,000	252,152
WPX Energy Inc., Senior Notes	4.500%	1/15/30	1,110,000	1,019,463

TOTAL ENERGY				89,756,655

FINANCIALS - 0.6%
Banks - 0.2%
CIT Group Inc., Senior Notes	5.000%	8/15/22	2,651,000	2,665,885
CIT Group Inc., Senior Notes	5.000%	8/1/23	710,000	713,476
CIT Group Inc., Senior Notes	4.750%	2/16/24	1,950,000	1,956,698

Total Banks				5,336,059

Diversified Financial Services - 0.3%
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	2,780,000	2,612,945
DAE Funding LLC, Senior Notes	5.750%	11/15/23	820,000	726,639	(c)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	3,270,000	2,888,295	(c)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	1,210,000	1,026,290	(c)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	2,840,000	2,443,397	(c)

Total Diversified Financial Services				9,697,566

Thrifts & Mortgage Finance - 0.1%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	2,000,000	2,045,210	(c)

TOTAL FINANCIALS				17,078,835

HEALTH CARE - 3.0%
Health Care Providers & Services - 1.2%
Centene Corp., Senior Notes	4.750%	5/15/22	2,500,000	2,536,937
Centene Corp., Senior Notes	4.750%	1/15/25	230,000	238,074
Centene Corp., Senior Notes	5.375%	6/1/26	850,000	900,839	(c)
Centene Corp., Senior Notes	3.375%	2/15/30	1,490,000	1,510,957
DaVita Inc., Senior Notes	5.000%	5/1/25	50,000	51,406

See Notes to Schedule of Investments.

20	Western Asset SMASh Series EC Fund 2020 Quarterly Report

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Fresenius Medical Care U.S.
Finance II Inc., Senior Notes	4.125%	10/15/20	1,280,000	$1,282,314	(c)
Fresenius Medical Care U.S.
Finance II Inc., Senior Notes	4.750%	10/15/24	5,070,000	5,495,896	(c)
HCA Inc., Senior Notes	5.375%	2/1/25	2,120,000	2,332,625
HCA Inc., Senior Notes	5.375%	9/1/26	2,030,000	2,249,555
HCA Inc., Senior Notes	5.625%	9/1/28	1,540,000	1,768,782
HCA Inc., Senior Notes	5.875%	2/1/29	4,380,000	5,087,655
HCA Inc., Senior Notes	3.500%	9/1/30	3,110,000	3,068,542
HCA Inc., Senior Notes	7.500%	11/15/95	10,000	11,443
HCA Inc., Senior Secured Notes	4.750%	5/1/23	1,750,000	1,894,658
HCA Inc., Senior Secured Notes	5.000%	3/15/24	890,000	980,879
HCA Inc., Senior Secured Notes	5.250%	4/15/25	670,000	759,826
HCA Inc., Senior Secured Notes	5.250%	6/15/26	90,000	102,455
HCA Inc., Senior Secured Notes	4.500%	2/15/27	90,000	99,807
HCA Inc., Senior Secured Notes	5.500%	6/15/47	2,740,000	3,292,156

Total Health Care Providers & Services				33,664,806

Pharmaceuticals - 1.8%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	310,000	344,932	(c)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	830,000	908,987	(c)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	2,380,000	2,616,560	(c)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	5,020,000	5,170,098	(c)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	420,000	453,730	(c)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	350,000	362,469	(c)
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	12,847,000	12,762,659
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	480,000	460,668
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	1,365,000	1,347,630
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	3,750,000	3,685,219

See Notes to Schedule of Investments.

Western Asset SMASh Series EC Fund 2020 Quarterly Report	21

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	940,000	$890,749
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	5,050,000	5,198,798
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	6,310,000	6,783,913	(c)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	7,010,000	6,319,200

Total Pharmaceuticals				47,305,612

TOTAL HEALTH CARE				80,970,418

INDUSTRIALS - 2.3%
Aerospace & Defense - 0.2%
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	2,410,000	2,614,850	(c)
TransDigm Inc., Senior Secured Notes	6.250%	3/15/26	3,410,000	3,494,704	(c)

Total Aerospace & Defense				6,109,554

Air Freight & Logistics - 0.1%
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	1,610,000	1,615,595	(c)

Airlines - 1.7%
Delta Air Lines Inc., Senior Notes	3.400%	4/19/21	9,940,000	9,551,576
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	6,210,000	5,640,851
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	840,000	747,136
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	29,450,000	30,463,396	(c)
Delta Air Lines Pass-Through Certificates Trust	8.021%	8/10/22	33,338	25,449

Total Airlines				46,428,408

Commercial Services & Supplies - 0.1%
GFL Environmental Inc., Senior Secured Notes	4.250%	6/1/25	3,120,000	3,166,800	(c)

See Notes to Schedule of Investments.

22	Western Asset SMASh Series EC Fund 2020 Quarterly Report

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Trading Companies & Distributors - 0.2%
United Rentals North America Inc., Senior Notes	5.500%	7/15/25	1,805,000	$1,872,877
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	4,060,000	4,192,417
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	100,000	104,231

Total Trading Companies & Distributors				6,169,525

TOTAL INDUSTRIALS				63,489,882

INFORMATION TECHNOLOGY - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	3,000,000	3,119,055	(c)

MATERIALS - 0.9%
Chemicals - 0.0%
OCP SA, Senior Notes	4.500%	10/22/25	1,180,000	1,182,688	(c)

Containers & Packaging - 0.2%
Ardagh Packaging Finance
PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	910,000	939,302	(c)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	590,000	582,516	(c)(k)
Ball Corp., Senior Notes	4.000%	11/15/23	310,000	326,742
Graphic Packaging International LLC, Senior Notes	4.875%	11/15/22	960,000	994,574
Pactiv LLC, Senior Notes	8.375%	4/15/27	30,000	32,207
Reynolds Group Issuer Inc./ Reynolds Group Issuer LLC/ Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.125%	7/15/23	1,290,000	1,309,485	(c)

Total Containers & Packaging				4,184,826

Metals & Mining - 0.6%
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	2,590,000	2,661,316	(c)
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	268,000	271,276
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	1,410,000	1,399,996

See Notes to Schedule of Investments.

Western Asset SMASh Series EC Fund 2020 Quarterly Report	23

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	9,190,000	$9,112,253
Southern Copper Corp., Senior Notes	5.250%	11/8/42	500,000	559,261
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	240,000	239,384
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,368,000	1,714,165

Total Metals & Mining				15,957,651

Paper & Forest Products - 0.1%
Resolute Forest Products Inc., Senior Notes	5.875%	5/15/23	2,560,000	2,185,331

TOTAL MATERIALS				23,510,496

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	250,000	227,039
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., Senior Notes	4.500%	1/15/28	1,225,000	1,192,611

TOTAL REAL ESTATE				1,419,650

TOTAL CORPORATE BONDS & NOTES (Cost - $391,719,571)				405,638,990

ASSET-BACKED SECURITIES - 3.3%
Bravo Mortgage Asset Trust, 2006-1A M1 (1 mo. USD LIBOR + 0.400%)	0.568%	7/25/36	29,550,000	25,039,805	(c)(g)
CIT Mortgage Loan Trust, 2007-1 1M1 (1 mo. USD LIBOR + 1.500%)	1.668%	10/25/37	8,350,000	7,811,598	(c)(g)
Fremont Home Loan Trust, 2006-B 1A (1 mo. USD LIBOR + 0.150%)	0.318%	8/25/36	16,745,310	7,659,999	(g)
GSAMP Trust, 2005-SEA1 M2 (1 mo. USD LIBOR + 0.900%)	1.068%	1/25/35	4,725,750	4,471,050	(c)(g)
JPMorgan Mortgage Acquisition Trust, 2007-CH4 M2 (1 mo. USD LIBOR + 0.240%)	0.408%	5/25/37	25,250,000	19,134,927	(g)
KKR Financial CLO Ltd., 2017-A (3 mo. USD LIBOR + 1.340%)	2.559%	4/15/29	2,000,000	1,974,338	(c)(g)

See Notes to Schedule of Investments.

24	Western Asset SMASh Series EC Fund 2020 Quarterly Report

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
ASSET-BACKED SECURITIES - (continued)
PFCA Home Equity Investment Trust, 2003-IFC5 A	4.206%	1/22/35	14,125,810		$14,349,049	(c)(g)
Residential Asset Mortgage Products Inc., 2006-RZ3 M1 (1 mo. USD LIBOR + 0.350%)	0.518%	8/25/36	8,810,000		8,312,859	(g)

TOTAL ASSET-BACKED SECURITIES (Cost - $94,378,687)					88,753,625

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.3%
U.S. Government Obligations - 1.3%
U.S. Treasury Bonds	3.750%	11/15/43	4,420,000		6,582,088
U.S. Treasury Bonds	2.000%	2/15/50	24,100,000		27,632,627

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $32,646,800)					34,214,715

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.0%
Argentina - 0.0%
Argentina Treasury Bond (Cost - $1,830,565)	1.000%	8/5/21	192,722,134	ARS	1,547,009	(a)

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.0%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.0%
Euro-Bund Futures, Call @ 182.50EUR	6/26/20	5,700	570,000,000		126,546
U.S. Treasury 5-Year Notes Futures, Put @ $113.00	6/26/20	8,616	8,616,000		67,317
U.S. Treasury 10-Year Notes Futures, Call @ $148.25	6/26/20	1,135	1,135,000		17,734
U.S. Treasury Long-Term Bonds Futures, Put @ $156.00	6/26/20	1,100	1,100,000		34,375

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost - $272,337)					245,972

See Notes to Schedule of Investments.

Western Asset SMASh Series EC Fund 2020 Quarterly Report	25

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
OTC PURCHASED OPTIONS - 0.0%
Credit default swaption to buy protection on Markit CDX.NA.IG.34 Index, Put @ 250.00bps	Goldman Sachs Group Inc.	7/15/20	150,000,000	150,000,000	$9,236
U.S. Dollar/ Mexican Peso, Put @ 19.32MXN	Morgan Stanley & Co. Inc.	6/2/20	112,840,000	112,840,000	0	(l)

TOTAL OTC PURCHASED OPTIONS (Cost - $1,281,794)					9,236

TOTAL PURCHASED OPTIONS (Cost - $1,554,131)					255,208

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,461,548,859)					2,324,738,252

		RATE	MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 8.6%
U.S. GOVERNMENT AGENCIES - 1.8%
Federal Home Loan Bank (FHLB), Discount Notes (Cost - $49,987,461)		0.141%	8/14/20	50,000,000	49,985,611	(m)

				SHARES
OVERNIGHT DEPOSITS - 6.8%
BNY Mellon Cash Reserve Fund (Cost - $182,732,417)		0.010%		182,732,417	182,732,417

TOTAL SHORT-TERM INVESTMENTS (Cost - $232,719,878)					232,718,028

TOTAL INVESTMENTS - 94.6% (Cost - $2,694,268,737)					2,557,456,280
Other Assets in Excess of Liabilities - 5.4%					144,666,092

TOTAL NET ASSETS - 100.0%					$2,702,122,372

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

See Notes to Schedule of Investments.

26	Western Asset SMASh Series EC Fund 2020 Quarterly Report

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	The coupon payment on these securities is currently in default as of May 31, 2020.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(f)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(g)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	All or a portion of this loan is unfunded as of May 31, 2020. The interest rate for fully unfunded term loans is to be determined.

(i)	Security is valued using significant unobservable inputs (Note 1).

(j)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)	Securities traded on a when-issued or delayed delivery basis.

(l)	Value is less than $1.

(m)	Rate shown represents yield-to-maturity.

See Notes to Schedule of Investments.

Western Asset SMASh Series EC Fund 2020 Quarterly Report	27

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

Abbreviation(s) used in this schedule:

ARS	— Argentine Peso
bps	— basis point spread (100 basis points = 1.00%)
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
CLO	— Collateralized Loan Obligation
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
EUR	— Euro
IDR	— Indonesian Rupiah
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
USD	— United States Dollar

SCHEDULE OF WRITTEN OPTIONS

Exchange-Traded Written Options

SECURITY	EXPIRATION DATE		STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
Australian Dollar Futures, Call		6/5/20	65.00	AUD	45	45,000	$(75,150)
Australian Dollar Futures, Call		7/2/20	66.00	AUD	31	31,000	(38,130)
Euro Futures, Call		6/5/20	1.11	EUR	114	14,250,000	(104,025)
Euro Futures, Put		6/5/20	1.08	EUR	113	14,125,000	(1,412)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (PREMIUMS RECEIVED - $305,015)							$(218,717)

OTC Written Options

	COUNTERPARTY
U.S. Dollar/Mexican Peso, Call	Morgan Stanley & Co. Inc.	6/2/20	20.94	MXN	112,840,000	112,840,000	$(6,370,768)
U.S. Dollar/Mexican Peso, Put	Goldman Sachs Group Inc.	7/24/20	25.52	MXN	131,690,000	131,690,000	(19,037,924)

TOTAL OTC WRITTEN OPTIONS (Premiums received - $6,293,145)							$(25,408,692)

TOTAL WRITTEN OPTIONS (Premiums received - $6,598,160)							$(25,627,409)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this schedule:

AUD	— Australian Dollar
EUR	— Euro
MXN	— Mexican Peso

See Notes to Schedule of Investments.

28	Western Asset SMASh Series EC Fund 2020 Quarterly Report

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

At May 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	2,717	6/20	$664,074,468	$677,195,269	$13,120,801
90-Day Eurodollar	4,017	12/20	989,246,146	1,001,187,037	11,940,891
90-Day Eurodollar	1,553	3/21	380,016,561	387,395,850	7,379,289
Australian Dollar	2,329	6/20	148,179,735	155,111,400	6,931,665
British Pound	1,318	6/20	103,744,258	101,535,425	(2,208,833)
Canadian Dollar	373	6/20	27,362,672	27,064,880	(297,792)
Euro	88	6/20	12,077,532	12,211,100	133,568
Euro-Bobl	247	6/20	37,308,321	37,055,744	(252,577)
Euro-BTP	2,582	6/20	420,148,317	407,451,756	(12,696,561)
Euro-OAT	481	9/20	88,548,552	88,547,623	(929)
Japanese Yen	52	6/20	6,216,795	6,029,725	(187,070)
Mexican Peso	2,020	6/20	41,827,545	45,409,600	3,582,055
Russian Ruble	415	6/20	14,899,450	14,701,375	(198,075)
U.S. Treasury 5-Year Notes	8,616	9/20	1,080,648,295	1,082,385,000	1,736,705
U.S. Treasury Long - Term Bonds	3,035	9/20	542,235,794	541,368,125	(867,669)
U.S. Treasury Ultra Long-Term Bonds	1,354	9/20	296,010,490	295,214,312	(796,178)

					27,319,290

Contracts to Sell:
Euro-Bund	5,722	9/20	1,113,689,292	1,115,677,177	(1,987,885)
Euro-Buxl	285	6/20	68,228,555	67,081,876	1,146,679
Japanese 10-Year Bonds	93	6/20	134,022,213	131,249,478	2,772,735
U.S. Treasury 10-Year Notes	1,135	9/20	157,596,503	157,835,937	(239,434)
United Kingdom Long Gilt Bonds	2,282	9/20	387,431,863	387,343,028	88,835

					1,780,930

Net unrealized appreciation on open futures contracts					$29,100,220

See Notes to Schedule of Investments.

Western Asset SMASh Series EC Fund 2020 Quarterly Report	29

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

At May 31, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	59,127,948	MXN	1,178,420,000	Morgan Stanley & Co. Inc.	6/4/20	$6,033,974
EUR	65,125,000	USD	70,711,422	Citibank N.A.	6/17/20	1,607,606
MXN	548,000,000	USD	24,705,272	Citibank N.A.	6/17/20	(61,993)
MXN	625,500,000	USD	26,370,152	Citibank N.A.	6/17/20	1,758,263
EUR	42,875,000	USD	47,484,062	Goldman Sachs Group Inc.	6/17/20	127,122
MXN	593,000,000	USD	26,571,672	Goldman Sachs Group Inc.	6/17/20	95,235
CAD	348,150,000	USD	249,555,581	BNP Paribas SA	7/16/20	3,308,677
EUR	6,000,000	USD	6,578,400	BNP Paribas SA	7/16/20	88,529
USD	29,327,702	CNH	208,300,000	BNP Paribas SA	7/16/20	236,281
USD	26,779,256	CNY	190,280,000	BNP Paribas SA	7/16/20	195,588
USD	3,257,811	EUR	2,980,000	BNP Paribas SA	7/16/20	(53,431)
USD	110,333,159	EUR	101,270,000	BNP Paribas SA	7/16/20	(2,193,496)
USD	225,029,434	EUR	205,840,000	BNP Paribas SA	7/16/20	(3,690,686)
BRL	170,116,804	USD	32,390,368	Citibank N.A.	7/16/20	(581,340)
EUR	8,000,000	USD	8,723,284	Citibank N.A.	7/16/20	165,955
EUR	10,000,000	USD	10,994,777	Citibank N.A.	7/16/20	116,772
GBP	63,148,586	USD	78,401,495	Citibank N.A.	7/16/20	(397,247)
IDR	1,292,892,733,489	USD	78,214,926	Citibank N.A.	7/16/20	9,731,975
MXN	400,000,000	USD	16,588,631	Citibank N.A.	7/16/20	1,320,782
MXN	1,501,830,802	USD	59,142,332	Citibank N.A.	7/16/20	8,099,939
PHP	295,550,000	USD	5,792,826	Citibank N.A.	7/16/20	37,078
PHP	376,165,000	USD	7,431,022	Citibank N.A.	7/16/20	(10,937)
PHP	1,157,280,000	USD	22,754,603	Citibank N.A.	7/16/20	73,451
PHP	1,482,160,000	USD	29,126,038	Citibank N.A.	7/16/20	110,472
USD	4,870,372	EUR	4,500,000	Citibank N.A.	7/16/20	(129,825)
USD	11,999,570	EUR	11,000,000	Citibank N.A.	7/16/20	(223,134)
USD	74,452,963	EUR	68,623,025	Citibank N.A.	7/16/20	(1,797,846)
USD	74,477,198	EUR	68,837,290	Citibank N.A.	7/16/20	(2,011,692)
USD	381,977,195	EUR	349,173,402	Citibank N.A.	7/16/20	(6,008,532)
USD	4,529,673	GBP	3,700,000	Citibank N.A.	7/16/20	(40,749)
USD	60,109,298	MXN	1,501,830,802	Citibank N.A.	7/16/20	(7,132,974)
ZAR	284,980,000	USD	15,678,917	Citibank N.A.	7/16/20	477,065
BRL	17,180,000	USD	3,241,815	Goldman Sachs Group Inc.	7/16/20	(29,439)
BRL	71,350,000	USD	13,463,534	Goldman Sachs Group Inc.	7/16/20	(122,265)
MXN	278,777,720	USD	11,324,832	Goldman Sachs Group Inc.	7/16/20	1,157,032
RUB	480,000,000	USD	6,769,959	Goldman Sachs Group Inc.	7/16/20	8,014
RUB	480,000,000	USD	6,757,904	Goldman Sachs Group Inc.	7/16/20	20,069
RUB	5,694,331,009	USD	70,977,296	Goldman Sachs Group Inc.	7/16/20	9,431,082
USD	10,402,577	BRL	55,375,000	Goldman Sachs Group Inc.	7/16/20	48,368
USD	29,180,498	BRL	159,365,000	Goldman Sachs Group Inc.	7/16/20	(618,121)
USD	8,102,047	EUR	7,500,000	Goldman Sachs Group Inc.	7/16/20	(231,614)

See Notes to Schedule of Investments.

30	Western Asset SMASh Series EC Fund 2020 Quarterly Report

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	23,878,925	JPY	2,593,967,667	Goldman Sachs Group Inc.	7/16/20	$(191,054)
BRL	112,610,000	USD	21,299,817	JPMorgan Chase & Co.	7/16/20	(243,609)
INR	1,625,339,626	USD	20,757,850	JPMorgan Chase & Co.	7/16/20	635,611
PHP	327,440,000	USD	6,436,673	JPMorgan Chase & Co.	7/16/20	22,281
USD	51,656,349	AUD	82,900,185	JPMorgan Chase & Co.	7/16/20	(3,601,958)
USD	43,242,407	CNY	307,540,000	JPMorgan Chase & Co.	7/16/20	276,561
USD	79,770,280	EUR	72,702,838	JPMorgan Chase & Co.	7/16/20	(1,013,832)
USD	70,216,036	PHP	3,638,595,000	JPMorgan Chase & Co.	7/16/20	(1,557,470)
CAD	11,870,000	USD	8,420,082	Morgan Stanley & Co. Inc.	7/16/20	201,198
CAD	111,819,947	USD	79,320,397	Morgan Stanley & Co. Inc.	7/16/20	1,895,366
USD	6,328,090	EUR	5,800,000	Morgan Stanley & Co. Inc.	7/16/20	(116,608)

Total						$15,220,494

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
PHP	— Philippine Peso
RUB	— Russian Ruble
USD	— United States Dollar
ZAR	— South African Rand

At May 31, 2020, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
102,350,000	8/31/24	3-Month LIBOR quarterly	0.380% semi-annually	$86,875	$222,507
360,752,000	2/15/27	0.750% semi-annually	3-Month LIBOR quarterly	(875,773)	(5,898,929)

See Notes to Schedule of Investments.

Western Asset SMASh Series EC Fund 2020 Quarterly Report	31

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	1,482,510,000	MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	$573,867	$7,027,049
	1,560,270,000	MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	731,405	7,213,928
	27,390,000		11/15/43	2.950% semi-annually	3-Month LIBOR quarterly	(335,824)	(11,944,021)
	23,510,000		3/18/50	0.792% semi-annually	3-Month LIBOR quarterly	—	926,984
	23,618,000		3/19/50	0.818% semi-annually	3-Month LIBOR quarterly	—	758,393

Total						$180,550	$(1,694,089)

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*	TERMINATION DATE	PAYMENTS MADE BY THE FUND†		PAYMENTS RECEIVED BY THE FUND†		UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
JPMorgan Chase & Co.	448,516,000BRL	1/4/27	BRL-CDI	**	7.044	%**	—	$2,554,754

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION1
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.HY.34 Index	$106,695,150	6/20/25	5.000% quarterly	$(2,110,387)	$(4,960,192)	$2,849,805
Markit CDX.NA.IG.34 Index	156,280,000	6/20/25	1.000% quarterly	1,693,688	9,739	1,683,949

Total	$262,975,150			$(416,699)	$(4,950,453)	$4,533,754

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Schedule of Investments.

32	Western Asset SMASh Series EC Fund 2020 Quarterly Report

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

BRL	— Brazilian Real
BRL-CDI	— Brazil Cetip InterBank Deposit Rate
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset SMASh Series EC Fund 2020 Quarterly Report	33

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series EC Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadviser do not charge investment management fees to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

34

Notes to Schedule of Investments (unaudited) (continued)

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

35

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$754,321,501	—	$754,321,501
Senior Loans:
Communication Services	—	107,924,408	$3,046,838	110,971,246
Financials	—	96,824,191	2,483,893	99,308,084
Health Care	—	108,094,411	11,565,440	119,659,851
Other Senior Loans	—	256,890,622	—	256,890,622
Collateralized Mortgage Obligations	—	453,177,401	—	453,177,401
Corporate Bonds & Notes	—	405,638,990	—	405,638,990
Asset-Backed Securities	—	88,753,625	—	88,753,625
U.S. Government & Agency Obligations	—	34,214,715	—	34,214,715
Non-U.S. Treasury Inflation Protected Securities	—	1,547,009	—	1,547,009
Purchased Options:
Exchange-Traded Purchased Options	$245,972	—	—	245,972
OTC Purchased Options	—	9,236	—	9,236

Total Long-Term Investments	$245,972	$2,307,396,109	$17,096,171	$2,324,738,252

36

Notes to Schedule of Investments (unaudited) (continued)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-Term Investments†:
U.S. Government Agencies	—	$49,985,611	—	$49,985,611
Overnight Deposits	—	182,732,417	—	182,732,417

Total Short-Term Investments	—	$232,718,028	—	$232,718,028

Total Investments	$245,972	$2,540,114,137	$17,096,171	$2,557,456,280

Other Financial Instruments:
Futures Contracts	$48,833,223	—	—	$48,833,223
Forward Foreign Currency Contracts	—	$47,280,346	—	47,280,346
Centrally Cleared Interest Rate Swaps	—	16,148,861	—	16,148,861
OTC Interest Rate Swaps	—	2,554,754	—	2,554,754
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	4,533,754	—	4,533,754

Total Other Financial Instruments	$48,833,223	$70,517,715	—	$119,350,938

Total	$49,079,195	$2,610,631,852	$17,096,171	$2,676,807,218

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$218,717	—	—	$218,717
OTC Written Options	—	$25,408,692	—	25,408,692
Futures Contracts	19,733,003	—	—	19,733,003
Forward Foreign Currency Contracts	—	32,059,852	—	32,059,852
Centrally Cleared Interest Rate Swaps	—	17,842,950	—	17,842,950

Total	$19,951,720	$75,311,494	—	$95,263,214

†	See Schedule of Investments for additional detailed categorizations.

37